Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 29,925,973	₩ 30,018,273
Acquisitions	3,358,750	2,667,901
Business Combination		48,474
Disposals	(63,677)	(131,043)
Depreciation	(3,127,731)	(3,009,469)
Impairment loss	(27,040)	(441,480)
Others	(666,134)	773,317
Ending	29,400,141	29,925,973
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,526,059	2,548,002
Acquisitions	29,639	6,550
Disposals	(2,633)	(2,128)
Impairment loss	3,490
Others	33,532	(26,365)
Ending	2,590,087	2,526,059
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,215,454	4,402,452
Acquisitions	13,825	39,551
Business Combination		22,836
Disposals	(6,296)	(10,376)
Depreciation	(319,774)	(314,107)
Impairment loss	(3,778)	(90,036)
Others	261,969	165,134
Ending	4,161,400	4,215,454
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,904,506	2,917,924
Acquisitions	85,958	49,931
Business Combination		2
Disposals	(6,661)	(3,350)
Depreciation	(231,737)	(228,616)
Impairment loss	(883)	(27,217)
Others	274,043	195,832
Ending	3,025,226	2,904,506
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	17,218,264	18,518,129
Acquisitions	138,533	175,743
Business Combination		1,216
Disposals	(27,966)	(78,236)
Depreciation	(2,298,951)	(2,250,022)
Impairment loss	(8,080)	(309,604)
Others	1,835,507	1,161,038
Ending	16,857,307	17,218,264
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	32,285	31,341
Acquisitions	6,475	8,027
Business Combination		189
Disposals	(546)	(742)
Depreciation	(14,599)	(15,057)
Impairment loss		(559)
Others	13,541	9,086
Ending	37,156	32,285
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	70,751	66,164
Acquisitions	20,230	19,178
Business Combination		5,792
Disposals	(211)	(1,340)
Depreciation	(38,838)	(28,537)
Impairment loss		(2,106)
Others	8,369	11,600
Ending	60,301	70,751
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	130,132	136,287
Acquisitions	23,352	34,618
Business Combination		252
Disposals	(2,908)	(1,630)
Depreciation	(43,832)	(36,309)
Impairment loss	(519)	(1,808)
Others	21,234	(1,278)
Ending	127,459	130,132
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	774,582	137,564
Acquisitions	204,699	72,640
Business Combination		490
Disposals	(9,300)	(8,401)
Depreciation	(172,029)	(130,905)
Others	(24,252)	703,194
Ending	773,700	774,582
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,929,747	1,179,639
Acquisitions	2,835,921	2,261,663
Business Combination		17,697
Disposals	(7,001)	(24,840)
Impairment loss	(17,270)	(10,150)
Others	(3,123,857)	(1,494,262)
Ending	1,617,540	1,929,747
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	124,193	80,771
Acquisitions	118
Disposals	(155)
Depreciation	(7,971)	(5,916)
Others	33,780	49,338
Ending	₩ 149,965	₩ 124,193